SUPPLEMENT DATED JUNE 20, 2016 TO THE PROSPECTUS OF

VANECK VECTORS ETF TRUST

Dated February 1, 2016 (as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors Global Spin-Off ETF, VanEck Vectors Morningstar International Moat ETF and VanEck Vectors Morningstar Wide Moat ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Funds’ Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

The “VanEck Vectors Morningstar International Moat ETF—Principal Investment Strategies” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The ex-US Moat Focus Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”). Wide moat companies are those that Morningstar believes will maintain its competitive advantage(s) for at least 20 years. Narrow moat companies are those that Morningstar believes will maintain its competitive advantage(s) for at least 10 years. Wide and narrow moat companies are selected from the universe of companies represented in the Morningstar® Global Markets ex-US IndexSM (the “Parent Index”), a broad market index representing 97% of developed ex-US and emerging markets market capitalization. The ex-US Moat Focus Index targets a select group of equity securities of wide and narrow moat companies, which are those companies that, according to Morningstar’s equity research team, are attractively priced as of each ex-US Moat Focus Index review. Morningstar utilizes a momentum screen, in which momentum represents a security’s 12-month price change. A momentum signal is used to exclude 20% of the wide and narrow moat stocks in the Parent Index with the worst 12-month momentum based on a 12-month price change of each stock. Out of the companies in the Parent Index that Morningstar determines are wide or narrow moat companies and display 12-month momentum in the top 80%, Morningstar selects companies to be included in the ex-US Moat Focus Index as determined by the ratio of the issuer’s common stock price to Morningstar’s estimate of fair value. Morningstar’s fair value estimates are calculated using standardized, proprietary valuation models. Wide and narrow moat companies may include medium-capitalization companies. This 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

As of May 31, 2016, the ex-US Moat Focus Index included 50 securities of companies with a market capitalization range of between approximately $560.8 million and $233.5 billion and a weighted average market capitalization of $42.2 billion. These amounts are subject to change.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the ex-US Moat Focus Index by investing in a portfolio of securities that generally replicates the ex-US Moat Focus Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the ex-US Moat Focus Index concentrates in an industry or group of industries. As of June 20, 2016, the ex-US Moat Focus Index is concentrated in the financial services sector, and the consumer discretionary sector represents a significant portion of the ex-US Moat Focus Index.

The “VanEck Vectors Morningstar Wide Moat ETF—Principal Investment Strategies” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Wide Moat Focus Index is comprised of securities issued by companies that Morningstar, Inc. (“Morningstar”) determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index representing 97% of U.S. market capitalization. The Wide Moat Focus Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each Wide Moat Focus Index review. Out of the companies in the Morningstar US Market Index that Morningstar determines are wide moat companies, Morningstar selects companies to be included in the Wide Moat Focus Index as determined by the ratio of Morningstar’s estimate of fair value of the issuer’s common stock to the price. Morningstar’s equity research fair value estimates are calculated using a standardized, proprietary valuation model. Wide moat companies may include medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

As of May 31, 2016, the Wide Moat Focus Index included 20 securities of companies with a market capitalization range of between approximately $5.3 billion to $188.3 billion and a weighted average market capitalization of $61.0 billion. As of June 20, 2016, the Wide Moat Focus Index includes 40 securities. These amounts are subject to change.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Wide Moat Focus Index by investing in a portfolio of securities that generally replicates the Wide Moat Focus Index.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Wide Moat Focus Index concentrates in an industry or group of industries. As of June 20, 2016, the Wide Moat Focus Index is concentrated in the health care sector and each of consumer discretionary, industrials, information technology and financial services sectors represent a significant portion of the Wide Moat Focus Index.

The section of the Prospectus captioned “VanEck Vectors Morningstar International Moat ETF—Principal Risks of Investment in the Fund” is revised by:

•	Deleting the “Risk of Investing in the Industrials Sector” and “Special Risk Considerations of Investing in Australian Issuers” in their entirety.

•	Adding the following as the second risk factor of that section:

Risk of Investing in the Consumer Discretionary Sector. To the extent that the consumer discretionary sector continues to represents a significant portion of the ex-US Moat Focus Index, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand.

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These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

The section of the Prospectus captioned “VanEck Vectors Morningstar Wide Moat ETF—Principal Risks of Investing in the Fund” is revised by:

•	Deleting “Issuer-Specific Changes Risk” in its entirety.

•	Adding the following as the first risk factor of that section:

Risk of Investing in the Health Care Sector. To the extent that the Wide Moat Focus Index continues to be concentrated in the health care sector, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly. Companies in the health care sector may be thinly capitalized and may be susceptible to product obsolescence.

•	Deleting the “Risk of Investing in the Consumer Discretionary Sector” in its entirety and replacing it with the following:

Risk of Investing in the Consumer Discretionary Sector. To the extent that the consumer discretionary sector continues to represents a significant portion of the Wide Moat Focus Index, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

•	Deleting the “Risk of Investing in the Industrials Sector” in its entirety and replacing it with the following:

Risk of Investing in the Industrials Sector. To the extent that the industrial sector continues to represent a significant portion of the Wide Moat Focus Index, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

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•	Deleting the “Risk of Investing in the Financial Services Sector” in its entirety and replacing it with the following:

Risk of Investing in the Financial Services Sector. To the extent that the financial services sector continues to represent a significant portion of the Wide Moat Focus Index, the Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the financial services sector. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades. In addition, the financial services sector is undergoing numerous changes, including continuing consolidations, development of new products and structures and changes to its regulatory framework. Furthermore, some companies in the financial services sector perceived as benefitting from government intervention in the past may be subject to future government-imposed restrictions on their businesses or face increased government involvement in their operations. Increased government involvement in the financial services sector, including measures such as taking ownership positions in financial institutions, could result in a dilution of the Fund’s investments in financial institutions. Recent developments in the credit markets may cause companies operating in the financial services sector to incur large losses, experience declines in the value of their assets and even cease operations.

•	Deleting the “Concentration Risk” in its entirety and replacing it with the following:

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Wide Moat Focus Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund continues to be concentrated in the health care sector, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on this sector will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

The section of the Prospectus captioned “Additional Information about the Funds’ Investment Strategies and Risks—Risks of Investing in the Funds” is revised by:

•	Deleting “Special Risk Considerations of Investing in Australian Issuers”, “Risk of Commodity Exposure” and “Issuer-Specific Changes Risk” in their entirety.

•	Adding the following as the first risk factor of that section:

Risk of Investing in the Health Care Sector. (VanEck Vectors Morningstar Wide Moat ETF only.) To the extent that the Wide Moat Focus Index continues to be concentrated in the health care sector, the VanEck Vectors Morningstar Wide Moat ETF will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the health care sector. Companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims. Health care companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the health care sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly. Companies in the health care sector may be thinly capitalized and may be susceptible to product obsolescence.

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•	Deleting the “Risk in Investing in the Information Technology Sector” in its entirety and replacing it with the following:

Risk of Investing in the Information Technology Sector. (VanEck Vectors Morningstar Wide Moat ETF only.) To the extent that the information technology sector continues to represent a significant portion of the Wide Moat Focus Index, the VanEck Vectors Morningstar Wide Moat ETF may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

•	Deleting the “Risk in Investing in the Consumer Discretionary Sector” in its entirety and replacing it with the following:

Risk of Investing in the Consumer Discretionary Sector. To the extent that the Spin-Off Index continues to be concentrated in the consumer discretionary sector and the consumer discretionary sector continues to represents a significant portion of the ex-US Moat Focus Index and the Wide Moat Focus Index, each Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the consumer discretionary sector. Companies engaged in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

•	Deleting the “Risk in Investing in the Industrials Sector” in its entirety and replacing it with the following:

Risk of Investing in the Industrials Sector. (VanEck Vectors Global Spin-Off ETF and VanEck Vectors Morningstar Wide Moat ETF only.) To the extent that the industrial sector continues to represent a significant portion of the Spin-Off Index and the Wide Moat Focus Index, the VanEck Vectors Global Spin-Off ETF and VanEck Vectors Morningstar Wide Moat ETF may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates. The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. In addition, the industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

The “Morningstar® Global ex-US Moat Focus IndexSM” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The ex-US Moat Focus Index is a rules-based index intended to offer exposure to companies that the Index Provider determines to have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide and narrow moat companies”). Wide moat companies are those that the Index Provider’s equity research team believes will maintain its competitive advantage(s) for at least 20 years. Narrow moat companies are those that the Index Provider’s equity research team believes will maintain its competitive advantage(s) for at least 10

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years. Wide and narrow moat companies are selected from the universe of companies represented in the Morningstar® Global Markets ex-US IndexSM (the “Parent Index”), a broad market index representing 97% of developed ex-US and emerging markets market capitalization. The ex-US Moat Focus Index targets a select group of equity securities of wide and narrow moat companies: those that according to Morningstar’s equity research team are attractively priced based on the of the issuer’s common stock price to the Index Provider’s equity research team’s estimate of fair value at the time of each ex-US Moat Focus Index review. The Index Provider’s equity research team’s fair value estimates are calculated using a standardized, proprietary valuation model.

A selection committee, comprising members of Morningstar’s equity research team, makes the final determination of whether a company is a wide or narrow moat company. Only those companies with one or more of the identifiable competitive advantages, as determined by the Index Provider’s equity research team and agreed to by the selection committee, are wide or narrow moat companies. The quantitative factors used to identify competitive advantages include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used to identify competitive advantages include customer switching cost (i.e., the costs of customers switching to competitors), internal cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into).

The Index Provider’s equity research team uses a standardized, proprietary valuation model to assign fair values to potential ex-US Moat Focus Index constituents’ common stock. The Index Provider’s equity research team estimates the issuer’s future free cash flows and then calculates an enterprise value using weighted average costs of capital as the discount rate. The Index Provider’s equity research team then assigns each issuer’s common stock a fair value by adjusting the enterprise value to account for net debt and other adjustments.

The Index Provider utilizes a momentum screen, in which momentum represents a security’s 12-month price change. A momentum signal is used to exclude 20% of the wide and narrow moat stocks in the Parent Index with the worst 12-month momentum based on a 12-month price change of each stock. A buffer rule is applied to the current ex-US Moat Focus Index constituents. Those that are ranked in the top 150% of the number of stocks eligible for the ex-US Moat Focus Index, as measured by current market price/fair value will remain in the ex-US Moat Focus Index at the time of reconstitution and those that fall outside of the top 150% are excluded from the Index. The maximum weight of an individual country or sector in the ex-US Moat Focus Index is capped at 10% more than its corresponding weight in the Parent Index at the time of reconstitution, or 40%, whichever is higher.

As of May 31, 2016, the ex-US Moat Focus Index included 50 securities of companies with a market capitalization range of between approximately $560.8 million and $233.5 billion and a weighted average market capitalization of $42.2 billion. These amounts are subject to change.

The ex-US Moat Focus Index employs a staggered rebalance methodology. The ex-US Moat Focus Index is divided into two equally-weighted sub-portfolios, each is reconstituted and rebalanced semi-annually on alternating quarters. Each sub-portfolio will contain 50 equally-weighted securities at its semi-annual reconstitution and weights will vary with market prices until the next reconstitution date. Due to the staggered rebalance methodology, constituents and weightings may vary between sub-portfolios. Each sub-portfolio is reweighted to 50% of the total ex-US Moat Focus Index every six months. Adjustments to one sub-portfolio are performed after the close of business on the third Friday of March and September and adjustments to the other sub-portfolio are performed after the close of business on the third Friday of June and December and are effective on the following Monday. If the Monday is a market holiday, reconstitution and rebalancing occurs on the Tuesday immediately following.

Rebalancing data, including constituent weights and related information, is posted on the Index Provider’s website at the end of each quarter-end month. Target weights of the constituents are not otherwise adjusted between quarters except in the event of certain types of corporate actions.

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The “Morningstar® Wide Moat Focus IndexSM” section of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Wide Moat Focus Index is a rules-based index intended to offer exposure to companies that the Index Provider determines have sustainable competitive advantages based on a proprietary methodology that considers quantitative and qualitative factors (“wide moat companies”). Wide moat companies are selected from the universe of companies represented in the Morningstar® US Market IndexSM, a broad market index representing 97% of U.S. market capitalization. The Wide Moat Focus Index targets a select group of wide moat companies: those that according to Morningstar’s equity research team are attractively priced as of each Wide Moat Focus Index review. Out of the companies in the Morningstar US Market Index that the Index Provider determines are wide moat companies, the Index Provider selects companies to be included in the Wide Moat Focus Index as determined by the ratio of the Index Provider’s estimate of fair value of the issuer’s common stock to the price. The Index Provider’s equity research team’s fair value estimates are calculated using a standardized, proprietary valuation model.

A selection committee, comprising members of Morningstar’s equity research team, makes the final determination of whether a company is a wide moat company. Only those companies with one or more of the identifiable competitive advantages, as determined by the Index Provider’s equity research team and agreed to by the selection committee, are wide moat companies. The quantitative factors used to identify competitive advantages include historical and projected returns on invested capital relative to cost of capital. The qualitative factors used to identify competitive advantages include customer switching cost (i.e., the costs of customers switching to competitors), internal cost advantages, intangible assets (e.g., intellectual property and brands), network effects (i.e., whether products or services become more valuable as the number of customers grows) and efficient scale (i.e., whether the company effectively serves a limited market that potential rivals have little incentive to enter into).

The Index Provider’s equity research team uses a standardized, proprietary valuation model to assign fair values to potential Wide Moat Focus Index constituents’ common stock. The Index Provider’s equity research team estimates the issuer’s future free cash flows and then calculates an enterprise value using weighted average costs of capital as the discount rate. The Index Provider’s equity research team then assigns each issuer’s common stock a fair value by adjusting the enterprise value to account for net debt and other adjustments.

A buffer rule is applied to the current Wide Moat Focus Index constituents. Those that are ranked in the top 150% of stocks representing the lowest current market price/fair value price eligible for inclusion in the Wide Moat Focus Index will remain in the Wide Moat Focus Index at the time of reconstitution and those that fall outside of the top 150% are excluded from the Index. The maximum weight of an individual sector in the Wide Moat Focus Index is capped at 10% more than its corresponding weight in the Morningstar US Market Index at the time of reconstitution, or 40%, whichever is higher.

As of May 31, 2016, the Wide Moat Focus Index included 20 securities of companies with a market capitalization range of between approximately $5.3 billion to $188.3 billion and a weighted average market capitalization of $61.0 billion. As of June 20, 2016, the Wide Moat Focus Index includes 40 securities. These amounts are subject to change.

The Wide Moat Focus Index employs a staggered rebalance methodology. The Wide Moat Focus Index is divided into two equally-weighted sub-portfolios, and each is reconstituted and rebalanced semi-annually on alternating quarters. Each sub-portfolio will contain 40 equally-weighted securities at its semi-annual

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reconstitution and weights will vary with market prices until the next reconstitution date. Due to the staggered rebalance methodology, constituents and weightings may vary between sub-portfolios. Each sub-portfolio is reweighted to 50% of the total Wide Moat Focus Index every six months. Adjustments to one sub-portfolio are performed after the close of business on the third Friday of March and September and adjustments to the other sub-portfolio are performed after the close of business on the third Friday of June and December, and all adjustments are effective on the following Monday. If the Monday is a market holiday, reconstitution and rebalancing occurs on the Tuesday immediately following.

Rebalancing data, including constituent weights and related information, is posted on the Index Provider’s website at the end of each quarter-end month. Target weights of the constituents are not otherwise adjusted between quarters except in the event of certain types of corporate actions.

Please retain this supplement for future reference.

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